Long Term Debt - Related Parties Debt - Schedule of Future Maturities of Long-term Debt (Details) (10K)	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
Due in 2020	$ 222,552
Due in 2021	300,000
Due in 2022
Due in 2023
Total Debt	$ 522,052